Proceeds from Sale of Available-for-Sale and Trading Investments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fixed-maturity securities
Available-for-sale:
Proceeds from sales	$ 1,479,188	$ 2,503,974	$ 3,156,402
Trading:
Proceeds from sales		8,306
Equity securities
Available-for-sale:
Proceeds from sales	29,209	134,400	348,635
Trading:
Proceeds from sales	$ 99,307	$ 46,109	$ 17,180